Other Accounts Receivable (Details) - Schedule of other accounts receivable - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Accounts Receivable [Abstract]
Government authorities	$ 45	$ 52
Other receivables	46	2,504
Prepaid expenses	40	348
Other accounts receivables	$ 131	$ 2,904